Schedule of finance costs (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance Costs
Interest on lease liabilities	£ 92,365	£ 122,304
Other interest		13,503
Interest on convertible loan (Note 10)	50,975	5,854,785
Finance costs	£ 143,340	£ 5,990,592